Business Combination - Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands					1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor [1]	Predecessor	Predecessor		Predecessor
Cash		$ 102,200
Common stock		479,600
Total consideration paid		581,800
Goodwill	$ 131,965					$ 131,965	$ 136,965									$ 136,965				$ 131,965
Trinity
Business Acquisition [Line Items]
Cash		102,245
Common stock		479,619
Total consideration paid		581,864
Cash and cash equivalents		88,505			$ 88,505														$ 88,505
Investment in real property		8,413			8,413														8,413
Mortgage notes receivable		344,837			344,837														344,837
Interest and fees receivable		2,743			2,743														2,743
Intangible assets		1,000			1,000														1,000
Other assets		174			174														174
Total Assets		445,672			445,672														445,672
Accounts payable and accrued liability		205			205														205
Other liabilities		568			568														568
Total Liabilities		773			773														773
Net assets acquired		444,899			444,899														444,899
Goodwill		$ 136,965			$ 136,965														$ 136,965

[1]	Predecessor periods are combined as disclosed in Note 1.